UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21128

Legg Mason Partners Variable Equity Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: December 31

Date of reporting period: September 30, 2014

ITEM 1.	SCHEDULE OF INVESTMENTS.

LEGG MASON PARTNERS VARIABLE EQUITY TRUST

LEGG MASON VARIABLE LIFESYLE SERIES

QS LEGG MASON VARIABLE LIFESTYLE ALLOCATION 85%

QS LEGG MASON VARIABLE LIFESTYLE ALLOCATION 70%

QS LEGG MASON VARIABLE LIFESTYLE ALLOCATION 50%

FORM N-Q

SEPTEMBER 30, 2014

QS LEGG MASON VARIABLE LIFESTYLE ALLOCATION 85%

Schedules of investments (unaudited)	September 30, 2014

DESCRIPTION			SHARES	VALUE
INVESTMENTS IN UNDERLYING FUNDS (a) - 99.8%
Legg Mason Global Asset Management Trust:
Legg Mason BW Diversified Large Cap Value Fund, Class IS Shares			711,126	$14,464,310
QS Batterymarch International Equity Fund, Class IS Shares			906,400	13,577,870
QS Legg Mason Strategic Real Return Fund, Class IS Shares			617,886	8,557,724
Legg Mason Partners Equity Trust:
ClearBridge Aggressive Growth Fund, Class IS Shares			58,577	13,041,595
ClearBridge Appreciation Fund, Class IS Shares			708,087	14,480,371
ClearBridge International Value Fund, Class IS Shares			1,296,194	14,102,594
ClearBridge Mid Cap Core Fund, Class IS Shares			192,987	6,202,614
ClearBridge Small Cap Growth Fund, Class IS Shares			313,651	8,860,641
QS Batterymarch U.S. Large Cap Equity Fund, Class IS Shares			858,891	14,403,602
The Royce Fund - Royce Value Fund, Institutional Class Shares			653,295	8,662,695
Western Asset Funds, Inc.:
Western Asset Core Plus Bond Fund, Class IS Shares			105,344	1,216,727
Western Asset High Yield Fund, Class IS Shares			717,723	6,452,329
Western Asset Total Return Unconstrained Fund, Class IS Shares			102,543	1,095,162

TOTAL INVESTMENTS IN UNDERLYING FUNDS BEFORE SHORT-TERM INVESTMENTS (Cost - $82,699,766)				125,118,234

RATE		MATURITY DATE	FACE AMOUNT
SHORT-TERM INVESTMENTS - 0.2%
Repurchase Agreements - 0.2%
Interest in $1,332,731,000 joint tri-party repurchase agreement dated 9/30/14 with RBS Securities Inc.; Proceeds at maturity - $231,000; (Fully collateralized by various U.S. government obligations, 0.125% to 3.875% due 4/15/15 to 2/15/44; Market value - $235,620) (Cost - $231,000)	0.001%	10/1/14	$231,000	231,000

TOTAL INVESTMENTS - 100.0% (Cost - $82,930,766#)				125,349,234
Liabilities in Excess of Other Assets - (0.0)%				(45,161)

TOTAL NET ASSETS - 100.0%				$125,304,073

(a)	Underlying Fund is affiliated with Legg Mason, Inc. and more information about the Underlying Fund is available at www.leggmason.com/individualinvestors.

#	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Schedule of Investments.

QS LEGG MASON VARIABLE LIFESTYLE ALLOCATION 70%

Schedules of investments (unaudited)	September 30, 2014

DESCRIPTION			SHARES	VALUE
INVESTMENTS IN UNDERLYING FUNDS (a) - 99.9%
Legg Mason Global Asset Management Trust:
Legg Mason BW Diversified Large Cap Value Fund, Class IS Shares			240,634	$4,894,500
QS Batterymarch International Equity Fund, Class IS Shares			250,843	3,757,631
QS Legg Mason Strategic Real Return Fund, Class IS Shares			238,625	3,304,950
Legg Mason Partners Equity Trust:
ClearBridge Aggressive Growth Fund, Class IS Shares			19,633	4,371,167
ClearBridge Appreciation Fund, Class IS Shares			239,680	4,901,461
ClearBridge International Value Fund, Class IS Shares			397,565	4,325,512
ClearBridge Mid Cap Core Fund, Class IS Shares			65,316	2,099,260
ClearBridge Small Cap Growth Fund, Class IS Shares			84,090	2,375,529
QS Batterymarch U.S. Large Cap Equity Fund, Class IS Shares			290,775	4,876,304
The Royce Fund - Royce Value Fund, Institutional Class Shares			175,303	2,324,515
Western Asset Funds, Inc.:
Western Asset Core Plus Bond Fund, Class IS Shares			396,083	4,574,764
Western Asset High Yield Fund, Class IS Shares			331,718	2,982,142
Western Asset Total Return Unconstrained Fund, Class IS Shares			345,448	3,689,380

TOTAL INVESTMENTS IN UNDERLYING FUNDS BEFORE SHORT-TERM INVESTMENTS (Cost - $32,594,430)				48,477,115

RATE		MATURITY DATE	FACE AMOUNT
SHORT-TERM INVESTMENTS - 0.2%
Repurchase Agreements - 0.2%
Interest in $1,332,731,000 joint tri-party repurchase agreement dated 9/30/14 with RBS Securities Inc.; Proceeds at maturity - $90,000; (Fully collateralized by various U.S. government obligations, 0.125% to 3.875% due 4/15/15 to 2/15/44; Market value - $91,800) (Cost - $90,000)	0.001%	10/1/14	$90,000	90,000

TOTAL INVESTMENTS - 100.1% (Cost - $32,684,430#)				48,567,115
Liabilities in Excess of Other Assets - (0.1)%				(39,465)

TOTAL NET ASSETS - 100.0%				$48,527,650

(a)	Underlying Fund is affiliated with Legg Mason, Inc. and more information about the Underlying Fund is available at www.leggmason.com/individualinvestors.

#	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Schedule of Investments.

QS LEGG MASON VARIABLE LIFESTYLE ALLOCATION 50%

Schedules of investments (unaudited)	September 30, 2014

DESCRIPTION			SHARES	VALUE
INVESTMENTS IN UNDERLYING FUNDS (a) - 99.8%
Legg Mason Global Asset Management Trust:
Legg Mason BW Diversified Large Cap Value Fund, Class IS Shares			408,712	$8,313,203
QS Batterymarch International Equity Fund, Class IS Shares			444,274	6,655,232
QS Legg Mason Strategic Real Return Fund, Class IS Shares			581,110	8,048,367
Legg Mason Partners Equity Trust:
ClearBridge Aggressive Growth Fund, Class IS Shares			31,728	7,064,032
ClearBridge Appreciation Fund, Class IS Shares			406,792	8,318,899
ClearBridge International Value Fund, Class IS Shares			603,467	6,565,725
ClearBridge Mid Cap Core Fund, Class IS Shares			122,203	3,927,596
ClearBridge Small Cap Growth Fund, Class IS Shares			161,902	4,573,727
QS Batterymarch U.S. Large Cap Equity Fund, Class IS Shares			493,349	8,273,469
The Royce Fund - Royce Value Fund, Institutional Class Shares			337,486	4,475,061
Western Asset Funds, Inc.:
Western Asset Core Plus Bond Fund, Class IS Shares			2,507,582	28,962,571
Western Asset High Yield Fund, Class IS Shares			1,063,231	9,558,447
Western Asset Total Return Unconstrained Fund, Class IS Shares			1,291,757	13,795,962

TOTAL INVESTMENTS IN UNDERLYING FUNDS BEFORE SHORT-TERM INVESTMENTS (Cost - $88,365,821)				118,532,291

RATE		MATURITY DATE	FACE AMOUNT
SHORT-TERM INVESTMENTS - 0.2%
Repurchase Agreements - 0.2%
Interest in $1,332,731,000 joint tri-party repurchase agreement dated 9/30/14 with RBS Securities Inc.; Proceeds at maturity - $225,000; (Fully collateralized by various U.S. government obligations, 0.125% to 3.875% due 4/15/15 to 2/15/44; Market value - $229,500) (Cost - $225,000)	0.001%	10/1/14	$225,000	225,000

TOTAL INVESTMENTS - 100.0% (Cost - $88,590,821#)				118,757,291
Liabilities in Excess of Other Assets - (0.0)%				(46,078)

TOTAL NET ASSETS - 100.0%				$118,711,213

(a)	Underlying Fund is affiliated with Legg Mason, Inc. and more information about the Underlying Fund is available at www.leggmason.com/individualinvestors.

#	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Schedule of Investments.

Notes to Schedules of Investments (unaudited)

1. Organization and significant accounting policies

QS Legg Mason Variable Lifestyle Allocation 85% (formerly Legg Mason Variable Lifestyle Allocation 85%) (“Lifestyle Allocation 85%”), QS Legg Mason Variable Lifestyle Allocation 70% (formerly Legg Mason Variable Lifestyle Allocation 70%) (“Lifestyle Allocation 70%”) and QS Legg Mason Variable Lifestyle Allocation 50% (formerly Legg Mason Variable Lifestyle Allocation 50%) (“Lifestyle Allocation 50%”) (the “Portfolios”) are separate non-diversified investment series of Legg Mason Partners Variable Equity Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Portfolios invest in other mutual funds (“Underlying Funds”) which are affiliated with Legg Mason, Inc. (“Legg Mason”). Shares of the Portfolios are offered to separate accounts sponsored by certain life insurance companies and qualified pension and retirement plans, including affiliates of the investment manager.

The following are significant accounting policies consistently followed by the Funds and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. Investments in the Underlying Funds, excluding ETFs, are valued at the closing net asset value per share of each Underlying Fund on the day of valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of fair valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. When the Portfolios hold securities or other assets that are denominated in a foreign currency, the Portfolios will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Portfolios calculate their net asset value, the Portfolios value these securities as determined in accordance with procedures approved by the Portfolios’ Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North American Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Portfolios’ pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Portfolios, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities. Additionally, if the closing net asset value per share for an Underlying Fund is not available on the day of valuation, the Valuation Committee may adjust the Underlying Fund’s last available net asset value per share to account for significant events that have occurred subsequent to the Underlying Fund’s last net asset value per share calculation but prior to the day of valuation.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

Notes to Schedules of Investments (unaudited) (continued)

The Portfolios use valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Portfolios’ assets carried at fair value:

Lifestyle Allocation 85%

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Investments in underlying funds†	$125,118,234	—	—	$125,118,234
Short-term investments†	—	$231,000	—	231,000

Total investments	$125,118,234	$231,000	—	$125,349,234

†	See Schedules of Investments for additional detailed categorizations.

Lifestyle Allocation 70%

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Investments in underlying funds†	$48,477,115	—	—	$48,477,115
Short-term investments†	—	$90,000	—	90,000

Total investments	$48,477,115	$90,000	—	$48,567,115

†	See Schedules of Investments for additional detailed categorizations.

Lifestyle Allocation 50%

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Investments in underlying funds†	$118,532,291	—	—	$118,532,291
Short-term investments†	—	$225,000	—	225,000

Total investments	$118,532,291	$225,000	—	$118,757,291

†	See Schedules of Investments for additional detailed categorizations.

Notes to Schedules of Investments (unaudited) (continued)

(b) Repurchase Agreements. The Portfolios may enter into repurchase agreements with institutions that their investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. Under the terms of a typical repurchase agreement, the Portfolios acquire a debt security subject to an obligation of the seller to repurchase, and of the Portfolios to resell, the security at an agreed-upon price and time, thereby determining the yield during the Portfolios’ holding period. When entering into repurchase agreements, it is the Portfolios’ policy that their custodian or a third party custodian, acting on the Portfolios’ behalf, take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction maturity exceeds one business day, the value of the collateral is marked-to-market and measured against the value of the agreement in an effort to ensure the adequacy of the collateral. If the counterparty defaults, the Portfolios generally have the right to use the collateral to satisfy the terms of the repurchase transaction. However, if the market value of the collateral declines during the period in which the Portfolios seek to assert their rights or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Portfolios may be delayed or limited.

(c) Fund of funds risk. Your cost of investing in the Portfolios, as funds of funds, may be higher than the cost of investing in a mutual fund that only invests directly in individual securities. An Underlying Fund may change its investment objective or policies without the Portfolios’ approval, which could force the Portfolios to withdraw their investments from such Underlying Fund at a time that is unfavorable to the Portfolios. In addition, one Underlying Fund may buy the same securities that another Underlying Fund sells. Therefore, the Portfolios would indirectly bear the costs of these trades without accomplishing any investment purpose.

(d) Security transactions. Security transactions are accounted for on a trade date basis.

2. Investments

At September 30, 2014, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation
Lifestyle Allocation 85%	$42,418,468	—	$42,418,468
Lifestyle Allocation 70%	15,882,685	—	15,882,685
Lifestyle Allocation 50%	30,166,470	—	30,166,470

3. Derivative instruments and hedging activities

GAAP requires enhanced disclosure about an entity’s derivative and hedging activities.

During the period ended September 30, 2014, the Portfolios did not invest in any derivative instruments.

4. Transactions with affiliated Underlying Funds

As defined by the 1940 Act, an affiliated company is one in which the Portfolios own 5% or more of the outstanding voting securities, or a company which is under common ownership or control. Legg Mason through sub-advisory agreements with its wholly owned subsidiaries, also provides investment management services to certain of the Underlying Funds held by the Portfolios. Based on each Portfolio’s relative ownership, the following Underlying Funds were considered affiliated companies for all or some portion of the period ended September 30, 2014. The following transactions were effected in shares of such Underlying Funds for the period ended September 30, 2014.

Notes to Schedules of Investments (unaudited) (continued)

Lifestyle Allocation 85%	Affiliate					Income Distributions from Affiliated	Capital Gain Distributions from Affiliated	Affiliate	Realized Gain/Loss from Sale of Affiliated
	Value at	Purchased		Sold		Underlying	Underlying	Value at	Underlying
	December 31, 2013	Cost	Shares	Cost	Shares	Funds	Funds	September 30, 2014	Funds
Legg Mason Global Asset Management Trust - Legg Mason BW Diversified Large Cap Value Fund, Class IS Shares	$14,494,050	$832,486	40,844	$1,578,767	95,788	—	—	$14,464,310	$315,806
Legg Mason Global Asset Management Trust - QS Batterymarch International Equity Fund, Class IS Shares	12,779,795	1,976,626	129,034	1,104,137	78,042	$22,138	—	13,577,870	81,085
Legg Mason Global Asset Management Trust - QS Legg Mason Strategic Real Return Fund, Class IS Shares	8,403,638	1,075,658	76,590	884,998	62,848	—	—	8,557,724	16,434
Legg Mason Partners Equity Trust - ClearBridge Aggressive Growth Fund, Class IS Shares	13,658,671	648,821	2,900	1,697,736	13,649	—	—	13,041,595	1,203,503
Legg Mason Partners Equity Trust - ClearBridge Appreciation Fund, Class IS Shares	14,212,255	770,320	37,573	1,184,873	67,402	—	—	14,480,371	143,991
Legg Mason Partners Equity Trust - ClearBridge International Value Fund, Class IS Shares	13,864,231	2,393,821	211,353	1,562,071	142,082	—	—	14,102,594	59,368
Legg Mason Partners Equity Trust - ClearBridge Mid Cap Core Fund, Class IS Shares	6,582,194	45,146	1,403	474,431	15,534	—	$1,819	6,202,614	27,734
Legg Mason Partners Equity Trust - ClearBridge Small Cap Growth Fund, Class IS Shares	9,750,960	1,073,724	39,108	1,328,852	53,331	—	—	8,860,641	207,288
Legg Mason Partners Equity Trust - QS Batterymarch U.S. Large Cap Equity Fund, Class IS Shares	15,035,036	729,653	43,289	1,818,381	155,027	—	—	14,403,602	707,199
The Royce Fund - Royce Value Fund, Institutional Class Shares	9,546,306	62,825	4,710	736,120	56,981	—	—	8,662,695	32,020
Western Asset Funds, Inc. - Western Asset Core Plus Bond Fund, Class IS Shares	2,883,041	2,799,931	241,043	4,379,729	393,343	86,001	—	1,216,727	180,267
Western Asset Funds, Inc. - Western Asset High Yield Fund, Class IS Shares	3,688,067	3,145,226	344,031	285,040	31,145	179,229	—	6,452,329	1,259
Western Asset Funds, Inc. - Western Asset Total Return Unconstrained Fund, Class IS Shares	4,763,130	653,575	61,557	4,134,393	410,924	103,913	—	1,095,162	272,340

	$129,661,374	$16,207,812	—	$21,169,528	—	$391,281	$1,819	$125,118,234	$3,248,294

Lifestyle Allocation 70%	Affiliate					Income Distributions from Affiliated	Capital Gain Distributions from Affiliated	Affiliate	Realized Gain/Loss from Sale of Affiliated
	Value at	Purchased		Sold		Underlying	Underlying	Value at	Underlying
	December 31, 2013	Cost	Shares	Cost	Shares	Funds	Funds	September 30, 2014	Funds
Legg Mason Global Asset Management Trust - Legg Mason BW Diversified Large Cap Value Fund, Class IS Shares	$5,466,495	$70,013	3,466	$809,672	51,759	—	—	$4,894,500	$210,168
Legg Mason Global Asset Management Trust - QS Batterymarch International Equity Fund, Class IS Shares	3,395,223	894,748	58,365	409,742	34,779	$5,594	—	3,757,631	117,939
Legg Mason Global Asset Management Trust - QS Legg Mason Strategic Real Return Fund, Class IS Shares	3,476,277	285,253	20,466	436,427	31,753	—	—	3,304,950	18,628

Legg Mason Partners Equity Trust - ClearBridge Aggressive Growth Fund, Class IS Shares	5,109,836	13,548	64	249,253	6,367	—	—	4,371,167	1,096,622
Legg Mason Partners Equity Trust - ClearBridge Appreciation Fund, Class IS Shares	5,349,765	54,646	2,691	681,683	40,777	—	—	4,901,461	126,266
Legg Mason Partners Equity Trust - ClearBridge International Value Fund, Class IS Shares	4,067,785	1,030,619	91,175	508,875	53,591	—	—	4,325,512	101,271
Legg Mason Partners Equity Trust - ClearBridge Mid Cap Core Fund, Class IS Shares	2,455,192	7,252	222	296,642	12,162	—	$661	2,099,260	101,000
Legg Mason Partners Equity Trust - ClearBridge Small Cap Growth Fund, Class IS Shares	2,928,523	327,289	11,801	583,806	26,182	—	—	2,375,529	172,610
Legg Mason Partners Equity Trust - QS Batterymarch U.S. Large Cap Equity Fund, Class IS Shares	5,683,821	45,379	2,737	860,483	78,897	—	—	4,876,304	417,049
The Royce Fund - Royce Value Fund, Institutional Class Shares	2,863,322	7,689	572	429,762	36,897	—	—	2,324,515	69,654
Western Asset Funds, Inc. - Western Asset Core Plus Bond Fund, Class IS Shares	5,110,390	1,628,880	141,122	2,245,138	201,732	144,794	—	4,574,764	87,421
Western Asset Funds, Inc. - Western Asset High Yield Fund, Class IS Shares	2,035,530	1,229,896	134,498	238,255	26,219	95,038	—	2,982,142	3,205
Western Asset Funds, Inc. - Western Asset Total Return Unconstrained Fund, Class IS Shares	4,925,136	589,617	55,456	1,792,303	177,288	107,971	—	3,689,380	106,346

	$52,867,295	$6,184,829	—	$9,542,041	—	$353,397	$661	$48,477,115	$2,628,179

Notes to Schedules of Investments (unaudited) (continued)

Lifestyle Allocation 50%	Affiliate					Income Distributions from Affiliated	Capital Gain Distributions from Affiliated	Affiliate	Realized Gain/Loss from Sale of Affiliated
	Value at	Purchased		Sold		Underlying	Underlying	Value at	Underlying
	December 31, 2013	Cost	Shares	Cost	Shares	Funds	Funds	September 30, 2014	Funds
Legg Mason Global Asset Management Trust - Legg Mason BW Diversified Large Cap Value Fund, Class IS Shares	$9,374,804	$70,659	3,678	$1,416,662	90,463	—	—	$8,313,203	$372,380
Legg Mason Global Asset Management Trust - QS Batterymarch International Equity Fund, Class IS Shares	5,567,745	2,085,664	136,093	820,742	64,493	$9,243	—	6,655,232	162,886
Legg Mason Global Asset Management Trust - QS Legg Mason Strategic Real Return Fund, Class IS Shares	8,436,049	398,223	28,384	749,317	53,748	—	—	8,048,367	25,482
Legg Mason Partners Equity Trust - ClearBridge Aggressive Growth Fund, Class IS Shares	8,357,963	118,813	578	1,282,340	11,272	—	—	7,064,032	1,105,731
Legg Mason Partners Equity Trust - ClearBridge Appreciation Fund, Class IS Shares	9,079,045	135,523	6,955	1,109,863	71,557	—	—	8,318,899	305,936
Legg Mason Partners Equity Trust - ClearBridge International Value Fund, Class IS Shares	5,765,587	2,106,421	186,354	777,296	93,116	—	—	6,565,725	283,832
Legg Mason Partners Equity Trust - ClearBridge Mid Cap Core Fund, Class IS Shares	4,625,616	35,318	1,098	599,762	24,446	—	$1,207	3,927,596	197,638
Legg Mason Partners Equity Trust - ClearBridge Small Cap Growth Fund, Class IS Shares	5,735,626	517,921	18,303	1,073,701	49,260	—	—	4,573,727	348,427
Legg Mason Partners Equity Trust - QS Batterymarch U.S. Large Cap Equity Fund, Class IS Shares	9,824,253	73,096	4,627	1,449,722	145,510	—	—	8,273,469	923,563
The Royce Fund - Royce Value Fund, Institutional Class Shares	5,615,685	158,921	11,804	1,064,568	89,372	—	—	4,475,061	149,559
Western Asset Funds, Inc. - Western Asset Core Plus Bond Fund, Class IS Shares	30,255,660	5,539,033	481,848	7,747,482	678,078	851,456	—	28,962,571	85,992
Western Asset Funds, Inc. - Western Asset High Yield Fund, Class IS Shares	7,405,244	3,043,367	332,750	762,205	82,389	345,891	—	9,558,447	(2,377)
Western Asset Funds, Inc. - Western Asset Total Return Unconstrained Fund, Class IS Shares	15,519,428	1,608,909	151,318	3,455,138	331,992	342,809	—	13,795,962	100,390

	$125,562,705	$15,891,868	—	$22,308,798	—	$1,549,399	$1,207	$118,532,291	$4,059,439

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Variable Equity Trust

By:	/s/ KENNETH D. FULLER
Kenneth D. Fuller
Chief Executive Officer

Date:	November 25, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ KENNETH D. FULLER
Kenneth D. Fuller
Chief Executive Officer

Date:	November 25, 2014

By:	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	November 25, 2014